Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

20. INCOME TAXES

Cayman Island

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Samoa

Under the current laws of Samoa, GreenTree Samoa is not subject to tax on income or capital gain. Upon payment of dividends by the Company to its shareholders, no Samoa withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5%, and foreign-derived income is exempted from income tax. There are no withholding taxes upon payment of dividends by the subsidiaries incorporated in Hong Kong to their shareholders.

Chinese mainland

On March 16, 2007, the PRC government promulgated the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008. Under the New EIT Law, domestically-owned enterprises and foreign-invested enterprises are subject to a statutory tax rate of 25%. Enterprises qualified as “High New Technology Enterprises (“HNTEs”) enjoy a preferential income tax rate of 15%. Dividends, interest, rent or royalties and proceeds from any such assets located in the PRC (after deducting the net value of such assets) shall be subject to a 10% withholding tax.

Shanghai Evergreen and Shanghai Sipei are recognized as qualified HNTEs for the periods from 2023 to 2025 and enjoy a preferential tax rate of 15%.

Income before income taxes and share of income (losses) in equity method investments consists of:

	Years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Chinese mainland	351,791,690	176,652,452	79,927,908	11,429,539
Others	28,580,168	20,554,343	129,309,349	18,490,991
Total	380,371,858	197,206,795	209,237,257	29,920,530

For the year ended December 31, 2025, income tax expense amounted to RMB 45,376,761(USD 6,488,791) in Chinese mainland, and income tax expense amounted to RMB 503,261(USD 71,965) in jurisdictions outside Chinese mainland. For the year ended December 31, 2025, substantially all of the income taxes paid were in Chinese mainland.

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive income are as follows:

	Years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Current tax	120,875,594	107,567,291	60,948,129	8,715,467
Deferred tax	(2,423,339)	(18,840,322)	(15,068,107)	(2,154,711)
Total	118,452,255	88,726,969	45,880,022	6,560,756

Reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31,
	2023	2024
PRC statutory tax rate	25%	25%
Withholding tax	3%	7%
Effect of international rate differences	(2)%	(2)%
Effect of preferential tax rate	(1)%	(8)%
Uncertain tax positions	(3)%	1%
Valuation allowances	8%	8%
Deferred tax	(1)%	2%
Provision to return	-	1%
Non-deductible expenses	2%	11%
Effective tax rate	31%	45%

	Years ended December 31, 2025
	RMB	USD	Percent
PRC statutory tax rate	52,309,314	7,480,132	25%
Effect of Cross-border tax laws
Withholding tax	(786,901)	(112,525)	0%
Valuation allowances	2,323,319	332,230	1%
Nontaxable or nondeductible items
Goodwill impairment	16,622,750	2,377,022	8%
Bad debt provision write off not filed	7,679,245	1,098,117	4%
Others	2,576,467	368,430	1%
Changes in unrecognized tax benefits	16,633,267	2,378,526	8%
Foreign tax effects
Cayman
Statutory tax rate difference between Cayman and China	(34,201,802)	(4,890,793)	(16)%
Other foreign jurisdictions	2,377,726	340,010	1%
Others
Statutory income/expenses	(35,112,478)	(5,021,018)	(17)%
Effect of preferential tax rate	(9,588,668)	(1,371,161)	(5)%
Nol expired	28,162,314	4,027,157	13%
others	(3,114,531)	(445,372)	(1)%
Income tax expenses	45,880,022	6,560,756	22%

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2024 and 2025 are as follows:

	As of December 31
	2024	2025	2025
	RMB	RMB	USD
Deferred tax assets:
Tax losses carryforward	125,063,028	122,740,862	17,551,710
Allowance for accounts receivables and other current assets	10,863,499	11,621,434	1,661,843
Allowance for non-current other assets	48,076,465	48,076,465	6,874,843
Allowance for loans receivable	85,588,610	96,110,634	13,743,638
Impairment of long-lived assets	13,073,472	17,392,626	2,487,112
Lease liabilities	362,136,225	304,284,522	43,512,108
Deferred revenue	75,722,666	66,114,264	9,454,214
Accrued liabilities	19,542,973	18,826,160	2,692,105
Unrealized losses from equity securities	1,638,899	2,310,404	330,383
Investment in subsidiaries	2,775,000	3,650,000	521,943
Valuation allowance	(165,327,438)	(167,122,474)	(23,898,195)
Total deferred tax assets	579,153,399	524,004,897	74,931,704
Deferred tax liabilities:
Property, plant and equipment	(2,219,319)	(1,959,639)	(280,225)
Right-of-use assets	(327,572,728)	(280,175,271)	(40,064,531)
Intangible assets arising from acquisition	(47,872,112)	(30,807,513)	(4,405,416)
Unrealized gains from equity securities	(1,805,008)	(4,396,334)	(628,667)
Investment in subsidiaries	(33,595,045)	(25,508,844)	(3,647,716)
Total deferred tax liabilities	(413,064,212)	(342,847,601)	(49,026,555)

As of December 31, 2025, the Group had tax losses carryforwards of RMB 490,860,337 (USD 70,206,839), mainly deriving from the entities in the PRC. The tax losses in the PRC can be carried forward for five years to offset future taxable profit and which will expire between 2026 and 2030 if not utilized.

For the year ended December 31, 2025, the Group paid withholding tax of RMB 7,299,300 (USD 1,043,786) for the remittance of earnings from subsidiaries in the PRC to offshore entities. As of December 31, 2025, the Group has accrued RMB 25,508,844 (USD 3,647,716) deferred tax liabilities related to undistributed earnings from PRC subsidiaries.

Below is a tabular roll-forward of the Group’s unrecognized tax benefits.

Unrecognized tax benefits —December 31, 2023	278,696,225
Increases — tax positions in the current period	69,991,983
Decreases — tax positions in prior period	(32,266,665)
Unrecognized tax benefits — December 31, 2024	316,421,543
Unrecognized tax benefits — January 1, 2025	316,421,543
Increases — tax positions in the current period	45,959,878
Decreases — tax positions in prior period	(42,330,529)
Unrecognized tax benefits — December 31, 2025	320,050,892

As of December 31, 2024 and 2025, the Company has uncertain tax position amounts of RMB 316,421,543 and RMB 320,050,892 (USD 45,766,669), respectively, of which RMB 310,887,764 and RMB 315,742,375 (USD 45,150,599) are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets.

As of December 31, 2024 and 2025, RMB 310,887,764 and RMB 316,134,032(USD 45,206,565) of the uncertain tax positions, if ultimately recognized, would affect the effective tax rate.

In the year ended December 31, 2025, the Company recorded interest expense of RMB 13,003,918 (USD 1,859,536). In the year ended December 31, 2024, the Company recorded interest expense of RMB 17,947,223.

As of December 31, 2025, the accumulated interest expense and penalty recorded by the Group was RMB 142,188,369 (USD 20,332,666) and nil, respectively.

The Group’s subsidiaries in Chinese mainland are subject to examination by the tax authorities for tax years 2020 through 2025 on non-transfer pricing matters and from 2015 through 2025 on transfer pricing matters.